Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ 220,203	¥ (443,552)	¥ 600,511
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	589,532	442,603	305,991
Share-based compensation expense	27,160	70,796	54,919
Impairment of property and equipment	0	34,884
Deferred income taxes (benefit)	155,223	(128,950)	152,484
Foreign currency exchange gains	(172,114)	(116,742)	(168,102)
Changes in operating assets and liabilities, net of effects from acquisition of a subsidiary:
Decrease (increase) in trade accounts receivable	(287,953)	356,561	(89,050)
Decrease (increase) in prepaid expenses	41,000	(5,496)	29,480
Decrease (increase) in other current assets	28,019	6,705	(82,354)
Decrease (increase) in rental deposits	16,062	(23,377)	(6,482)
Increase (decrease) in trade accounts payable	58,718	(114,819)	125,794
Increase (decrease) in accrued income taxes	84,942	(128,688)	(702,162)
Increase (decrease) in accrued expense and other current liabilities	227,600	12,015	(18,827)
Other-net	25,588	35,660	(83,795)
Net cash provided by (used in) operating activities	1,013,980	(2,400)	118,407
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment		(100,000)	(100,820)
Proceeds from sales of investment	100,000	100,000
Purchase of available-for-sale securities		(102,441)
Purchase of property and equipment	(202,542)	(175,176)	(514,277)
Payment for capitalized computer software costs	(362,535)	(332,642)	(515,814)
Acquisition of a subsidiary, net of cash acquired	(891,575)
Other-net	(56,536)	(19,921)	(1,792)
Net cash used in investing activities	(1,413,188)	(630,180)	(1,132,703)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	200,000		950,000
Repayment of short-term debt	(164,000)		(1,012,500)
Proceeds from long-term bank borrowings	800,000	300,000	350,000
Repayment of long-term bank borrowings	(287,931)	(209,900)	(187,499)
Proceeds from issuance of common stock, including stock option exercises	1,157,102	984,730
Payment of IPO costs		(148,791)	(217,670)
Proceeds from issuance of common stock to noncontrolling shareholders	(9,574)
Dividends paid		(159,654)	(145,598)
Other-net	(11,297)	(3,470)	(19,712)
Net cash provided by (used in) financing activities	1,684,300	762,915	(282,979)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	54,725	52,967	82,113
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,339,817	183,302	(1,215,162)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,378,444	1,195,142	2,410,304
CASH AND CASH EQUIVALENTS, END OF YEAR	2,718,261	1,378,444	1,195,142
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	17,169	13,098	23,474
Income taxes paid-net of refunds	36,653	170,976	1,002,513
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets under capital lease arrangements			14,553
Conversion of convertible notes to common stock			105,357
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	50,634	78,930	137,634
Asset retirement obligation	¥ 15,233	¥ 14,220
Outstanding payment for deferred IPO costs			¥ 51,999